Average Annual Total Returns - Western Asset Short-Term Bond Fund	May 01, 2021
Class A
Average Annual Return:
1 Year	1.38%
5 Years	2.23%
10 Years	1.74%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	0.51%
5 Years	1.36%
10 Years	1.03%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.81%
5 Years	1.32%
10 Years	1.03%
Class C1
Average Annual Return:
1 Year	3.41%
5 Years	2.45%
10 Years	1.69%
Class I
Average Annual Return:
1 Year	3.96%
5 Years	2.96%
10 Years	2.27%
Class R
Average Annual Return:
1 Year	3.34%
5 Years	2.35%
10 Years		[1]
Since Inception	1.70%
Inception Date	Jan. 31, 2014
Class C
Average Annual Return:
1 Year	1.95%
5 Years	1.90%
10 Years		[1]
Since Inception	1.11%
Inception Date	Aug. 01, 2012
Class IS
Average Annual Return:
1 Year	4.06%
5 Years	3.05%
10 Years		[1]
Since Inception	2.19%
Inception Date	Oct. 05, 2012

[1]	N/A